Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Intangible assets, net
Total	¥ 2,933,298		¥ 3,258,663
Less: accumulated amortization	(1,023,964)		(644,931)
Less: accumulated impairment	(266,683)		(53,290)
Net book value	1,642,651	$ 251,747	2,560,442
Software
Intangible assets, net
Total	159,879		157,041
Trademarks and domain names
Intangible assets, net
Total	139,521		161,417
Customer relationships
Intangible assets, net
Total	6,820		35,642
Non-competition agreements
Intangible assets, net
Total	2,950		122,480
Advertising resources
Intangible assets, net
Total	2,283,715		2,441,670
License
Intangible assets, net
Total	¥ 340,413		¥ 340,413